Acquisitions - Additional Information (Detail) - Strawberry Cosmetics - USD ($) $ in Millions		1 Months Ended
	Jun. 26, 2015	Oct. 31, 2015
Business Acquisition [Line Items]
Equity ownership percentage acquired	70.00%
Business acquisition, total consideration transferred	$ 93.1
Cash paid to terminate share purchase agreement		$ 2.0